Shareholders' Equity - Registered Direct Offering ("RDO") (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Nov. 18, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Shares issued					23,261,694
Class A shares
Shareholders' Equity
Shares issued			91,524,935	45,000,000	23,261,694
Class A shares | RDO Securities Purchase Agreement
Shareholders' Equity
Shares issued	22,499,997
Warrants to purchase class A shares	11,249,997
Aggregate gross proceeds	€ 28,217
Class A shares | RDO Warrants
Shareholders' Equity
Shares issued		69,024,938
Warrants to purchase class A shares		34,512,464
Aggregate gross proceeds		€ 85,754
Amount of liability to issue warrants		€ 26,009	€ 8,541